Financial Instruments - Summary of Company's Exposure to Credit Risk (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Credit Risk Exposure [Line Items]
Cash and cash equivalents	$ 186	$ 157	$ 326
Short term investments	48	43
Accounts receivable arising from sales of metal concentrates	110	77
Credit Risk [member]
Disclosure of Credit Risk Exposure [Line Items]
Cash and cash equivalents	186	157
Short term investments	48	43
Accounts receivable arising from sales of metal concentrates	110	77
Other current and non-current financial assets	29	8
Current and non-current derivative asset	3	7
Accrued interest receivable	4	31
Credit exposure	$ 380	$ 323